Revenue Recognition and Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Revenue Recognition

16. REVENUE RECOGNITION AND RELATED PARTY TRANSACTIONS
Revenue—We have entered into agreements with the Managed Funds related to certain advisory, management, and administrative services we provide to their real estate assets in exchange for fees and reimbursement of certain expenses. Summarized below are amounts included in Fee and Management Income. The revenue includes the fees and reimbursements earned by us from the Managed Funds during the years ended December 31, 2020, 2019, and 2018, and also includes other revenues that are not in the scope of ASC 606, but are included in this table for the purpose of disclosing all related party revenues (in thousands):

	2020	2019	2018
Recurring fees(1)	$4,801	$6,362	$21,036
Transactional revenue and reimbursements(2)	2,633	3,329	9,817
Insurance premiums(3)	2,386	1,989	2,073
Total fees and management income	$9,820	$11,680	$32,926
(1)Recurring fees include asset management fees and property management fees.
(2)Transaction revenue includes items such as leasing commissions, construction management fees, and acquisition fees.
(3)Insurance premium income includes amounts for reinsurance from third parties not affiliated with us.
During the year ended December 31, 2019, we recognized a net charge of $1.9 million in Other Income (Expense), Net on our consolidated statement of operations. The charge was related to a reduction in our related party accounts receivable and organization and offering costs payable for amounts incurred in connection with the REIT III public offering. Remaining accounts receivable and organization and offering costs payable that were outstanding as of September 30, 2019 related to REIT III were settled when we merged with REIT III in October 2019.
Other Related Party Matters—We are the limited guarantor for up to $190 million, capped at $50 million in most instances, of debt for our NRP joint venture. As of December 31, 2020, we were also the limited guarantor of a $175 million mortgage loan for GRP I. Our guaranty in both cases is limited to being the non-recourse carveout guarantor and the environmental indemnitor. We are also party to a separate agreement with Northwestern Mutual in which any potential liability under our guaranty for GRP I will be apportioned between us and Northwestern Mutual based on our respective ownership percentages in GRP I. We have no liability recorded on our consolidated balance sheets for either guaranty as of December 31, 2020 and 2019.
PECO Air L.L.C. (“PECO Air”), an entity in which Mr. Edison, our Chairman and Chief Executive Officer, owns a 50% interest, owns an airplane that we use for business purposes in the course of our operations. We paid approximately $1.0 million to PECO Air for use of its airplane, and per the terms of our contractual agreements, for the years ended December 31, 2020 and 2019, and $0.8 million for the year ended December 31, 2018.
Revenue from Contract with Customer

11. REVENUE RECOGNITION AND RELATED PARTY TRANSACTIONS
Revenue—We have entered into agreements with the Managed Funds related to certain advisory, management, and administrative services we provide to their real estate assets in exchange for fees and reimbursement of certain expenses. Summarized below are amounts included in Fees and Management Income. The revenue includes the fees and reimbursements earned by us from the Managed Funds, and other revenues that are not in the scope of ASC Topic 606, Revenue from Contracts with Customers, but that are included in this table for the purpose of disclosing all related party revenues (in thousands):

	Three Months Ended March 31,
	2021	2020
Recurring fees(1)	$1,125	$1,216
Transactional revenue and reimbursements(2)	468	430
Insurance premiums(3)	693	519
Total fees and management income	$2,286	$2,165
(1)Recurring fees include asset management fees and property management fees.
(2)Transactional revenue includes items such as leasing commissions, construction management fees, and acquisition fees.
(3)Insurance premium income includes amounts for reinsurance from third parties not affiliated with us.
Other Related Party Matters—We are the limited guarantor for up to $190 million, capped at $50 million in most instances, of debt for our NRP joint venture. As of March 31, 2021, the outstanding loan balance related to our NRP joint venture was $32.1 million. As of March 31, 2021, we were also the limited guarantor of a $175 million mortgage loan for GRP I. Our guaranty in both cases is limited to being the non-recourse carveout guarantor and the environmental indemnitor. Further, in both cases, we are also party to an agreement with our joint venture partners in which any potential liability under such guarantees will be apportioned between us and our applicable joint venture partner based on our respective ownership percentages in the applicable joint venture. We have no liability recorded on our consolidated balance sheets for either guaranty as of March 31, 2021 and December 31, 2020.